Acquisition of the Oriental VIP Room (Details) - VIP Room [Member]	Jun. 26, 2013 USD ($)
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 57,803,560
Bad Debt Guarantee [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	16,881
Non-Compete agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	305,927
Profit interest agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	56,758,004
Goodwill [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 722,748